Financial assets at FVTPL - Summary of financial assets at fair value through profit or loss (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current
Financial assets at FVTPL	¥ 188,083	¥ 56,919
Current
Non-equity investments	144,252	1,685,146
Financial assets at FVTPL	332,335	1,742,065
Investment in a listed company
Non-current
Financial assets at FVTPL	36,774	¥ 56,919
Investments in private investment funds
Non-current
Financial assets at FVTPL	¥ 151,309